Income taxes (Tables)	12 Months Ended
Dec. 31, 2018
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Summary of Reconciliation of Income Tax Expense to Profit (Loss)

The following is a reconciliation of income tax expense to profit (loss) for the year, calculated by applying the combined Brazilian statutory rates at 34% for the year ended December 31, 2018 and 2017:

	2018	2017	2016
Profit (loss) before taxes	442,339	(95,665)	(149,221)
Brazilian statutory rate	34%	34%	34%

Tax (expense) benefit at the statutory rate	(150,395)	32,526	50,735
Additions (exclusions):
Gain from entities not subject to the payment of income taxes	(3,283)	(37,098)	(32,819)
Other permanent differences	(2,871)	(3,805)	(743)
Equity pickup on associates	169	105	(20)
Unrecorded deferred taxes	(652)	(1,332)	(3,237)
Use of tax losses previously unrecorded	2,689	218	324
Previously unrecognized deferred income tax on unused tax losses	—	—	11,109
Previously unrecognized deferred income tax on temporary differences	—	—	1,653
Unrealized gain on previously held interest on acquisition	7,290	—	—

	2018	2017	2016
Tax incentives for cultural sponsorship	3,300	—	—
Research and development tax benefit	4,026	—	—
Other tax incentives	2,616	82	28
Total income tax and social contribution (expense) gain	(137,112)	(9,304)	27,030

Effective tax rate	(31%)	(10%)	18%
Current income tax and social contribution	(154,882)	(5,682)	(262)
Deferred income tax and social contribution	17,770	(3,622)	27,292

Total income tax and social contribution (expense) gain	(137,112)	(9,304)	27,030

Schedule of Net Changes in Deferred Income Taxes

Net changes in deferred income taxes relate to the following:

	2018	2017
At January 1	145,966	149,588
Adoption of new accounting standard	24,362	—

At January 1	170,328	149,588
Losses available for offsetting against future taxable income	(8,328)	9,735
Tax credit carryforward	18,762	1,339
Temporary differences under FIDC	(16,095)	(24,203)
Share-based payments	16,103	3,636
Deferred income taxes arising from business combinations	(12,852)	—
Amortization of intangible assets acquired in business combinations	4,180	5,090
Changes in FVOCI	7,198	—
Others	3,149	781

At December 31	182,445	145,966

Deferred tax assets on tax losses	174,380	182,708
Deferred tax assets on temporary differences (a)	88,288	15,526
Deferred tax liabilities (b)	(80,223)	(52,268)

Deferred tax, net	182,445	145,966

(a)	The mainly temporary differences are the tax credit on assets measured at FVOCI and under expenses carryforward.
(b)	The mainly deferred tax liabilities are under intangible assets acquired in business combination and FIDC.